VARIABLE INTEREST ENTITIES ("VIEs") - SCHEDULE OF SALE LEASEBACK TRANSACTIONS (Details) - Variable Interest Entity, Primary Beneficiary - Eskimo SPV Agreement - Golar Eskimo - USD ($) $ in Millions	1 Months Ended
	Nov. 30, 2015	Nov. 30, 2025	Nov. 30, 2018
Variable Interest Entity [Line Items]
Sales value	$ 285.0
First repurchase option			$ 225.8
Scenario, Forecast
Variable Interest Entity [Line Items]
Repurchase obligation at end of lease term		$ 128.3